UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    THE BAUPOST GROUP, LLC
Address: 10 ST. JAMES AVENUE
         SUITE 2000
         BOSTON, MA  02116

13F File Number:  28-7120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      PAUL C. GANNON
Title:     CHIEF FINANCIAL OFFICER
Phone:     617-210-8300

Signature, Place, and Date of Signing:

     PAUL C. GANNON     BOSTON, MA     November 13, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $729,875 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                         FORM 13F

                                                      INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                          ITEM 2          ITEM 3       ITEM 4      ITEM 5       ITEM 6    ITEM 7              ITEM 8
------                          -------         ------      ------- ---------------- --------  --------   --------------------------

                                                            VALUE  SHARES/  SH/ PUT/ INVSTMT OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP      (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS     SOLE     SHARED  NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACQUICOR TECHNOLOGY INC        COM              00489A107    18815  3377983 SH       SOLE                  3377983
ACUSPHERE INC                  COM              00511R870     7278  2016098 SH       SOLE                  2016098
ALLIANCE ONE INTL INC          COM              018772103    41110 10026925 SH       SOLE                 10026925
CATALYTICA ENERGY SYS INC      COM              148884109     3031  2730700 SH       SOLE                  2730700
COLD SPRING CAP INC            COM              192865103    12523  2332050 SH       SOLE                  2332050
COMMUNITY BANKERS ACQUISITN    COM              20361R101     5704   811400 SH       SOLE                   811400
CORE MARK HOLDING CO INC       COM              218681104    14026   447545 SH       SOLE                   447545
COURTSIDE ACQUISITION CORP     COM              22274N102     7926  1495500 SH       SOLE                  1495500
DIME BANCORP INC NEW           *W EXP 99/99/999 25429Q110      159  1420000 SH       SOLE                  1420000
DURA AUTOMOTIVE SYSTEMS CORP   CL A             265903104      130   500200 SH       SOLE                   500200
ENDEAVOR ACQUISITION CORP      COM              292577103     1734   233100 SH       SOLE                   233100
GENERAL FINANCE CORP           COM              369822101     3959   538700 SH       SOLE                   538700
GLOBAL LOGISTICS ACQUISITION   COM              379414105     8747  1160100 SH       SOLE                  1160100
GRUBB&ELLIS RLTY ADVISORS IN   COM              400096103    16480  2948100 SH       SOLE                  2948100
HARBOR ACQUISITION CORPORATI   COM              41145X107     6489  1210700 SH       SOLE                  1210700
HD PARTNERS ACQUISITION CORP   COM              40415K100     7022   963200 SH       SOLE                   963200
HEALTHCARE ACQUISITION CP NE   COM              42224H104     1088   150900 SH       SOLE                   150900
HOME DEPOT INC                 COM              437076102   130028  3585000 SH       SOLE                  3585000
HORIZON LINES INC              COM              44044K101    48627  2911800 SH       SOLE                  2911800
INDIA GLOBALIZATION CAP INC    COM              45408X100     5867  1066800 SH       SOLE                  1066800
INFOSPACE INC                  COM NEW          45678T201     8697   471614 SH       SOLE                   471614
JK ACQUISITION CORP            COM              47759H106     7950  1453300 SH       SOLE                  1453300
MILLS CORP                     COM              601148109    84745  5071500 SH       SOLE                  5071500
MULTIMEDIA GAMES INC           COM              625453105     8507   936873 SH       SOLE                   936873
NEWS CORP                      CL B             65248E203     6213   301000 SH       SOLE                   301000
NEWS CORP                      CL A             65248E104   117924  6001200 SH       SOLE                  6001200
NORTH AMERN INS LEADERS INC    COM              65687M104     9467  1293300 SH       SOLE                  1293300
OMNOVA SOLUTIONS INC           COM              682129101    34256  8195300 SH       SOLE                  8195300
QUANTA CAPITAL HLDGS LTD       SHS              G7313F106    12420  6750000 SH       SOLE                  6750000
SANFILIPPO JOHN B & SON INC    COM              800422107     6471   634367 SH       SOLE                   634367
SHANGHAI CENTURY ACQUISIT CO   SHS              G80637104     8027  1130633 SH       SOLE                  1130633
STAR MARITIME ACQUISITION CO   COM              85516E107    26864  2795400 SH       SOLE                  2795400
SYNERON MEDICAL LTD            ORD SHS          M87245102    34650  1500000 SH       SOLE                  1500000
TRM CORP                       COM              872636105     5442  2440500 SH       SOLE                  2440500
WALTER INDS INC                COM              93317Q105    17499   410000 SH       SOLE                   410000
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